SHARE-BASED COMPENSATION - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SHARE-BASED COMPENSATION
Compensation expense	¥ 189,756	¥ 105,877	¥ 59,843
Cost of revenue
SHARE-BASED COMPENSATION
Compensation expense	46,007	18,008	9,941
Selling and marketing expenses
SHARE-BASED COMPENSATION
Compensation expense	39,436	25,213	18,390
General and administrative expenses
SHARE-BASED COMPENSATION
Compensation expense	101,949	61,707	30,866
Research and development expenses
SHARE-BASED COMPENSATION
Compensation expense	¥ 2,364	¥ 949	¥ 646